Long-term investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2016 CNY (¥)
Equity investments - equity method		¥ 54,362		¥ 44,415		$ 7,882
Held-to-maturity investments		2,748		2,901		$ 398
Investment loss of long-term investment					¥ 49,502
Income (Loss) from Equity Method Investments		292	$ 42	726	797
Remeasurement of equity investments		(5,603)	$ (812)	(11,443)	9,021
HNA Trust
Number of units received and registered for settlement of debts | shares	632,992,650
Percentage of units received for settlement of debts	0.09%
Initial investment on receipt of units	¥ 13,318
Disposal of travel agencies
Fair value of retained non-controlling interests		9,655
Nanjing Zhongshan Financial Leasing Co., Ltd
Equity interest (in percentage)							25.00%
Equity investments - equity method		45,577		44,415			¥ 42,500,000
Income (Loss) from Equity Method Investments		¥ 292		¥ 726	¥ 797